UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-5052_

Value Line New York Tax Exempt Trust

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: January 31, 2008

Date of reporting period: July 31, 2007

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 7/31/07 is included with this Form.

INVESTMENT ADVISER	Value Line, Inc. 220 East 42nd Street New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110

SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807

TRUSTEES	Jean Bernhard Buttner John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Nancy-Beth Sheerr

OFFICERS
Jean Bernhard Buttner
Chairman and President
David T. Henigson
Vice President, Secretary/
Chief Compliance Officer
Stephen R. Anastasio
Treasurer
Howard A. Brecher
Assistant Secretary/
Assistant Treasurer

This report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

#539880

SEMI-ANNUAL REPORT

July 31, 2007

Value Line
New York
Tax Exempt Trust

Value Line New York Tax Exempt Trust

To Our Value Line New York

To Our Shareholders:

For the six-months ended July 31, 2007, the total return of the Value Line New York Tax Exempt Trust was 0.90%. Over the same time period, the Lehman Brothers Municipal Bond Index reported a return of 1.17%.(1)

For the six-months ended July 31, 2007, shorter maturity municipal bonds have outperformed bonds in the long end of the yield curve. This resulted from a flight to quality in the fixed income markets stemming from the subprime mortgage problems and was also due to increased expectations that the Federal Reserve Board might lower interest rates in the near future. The long end of the tax-exempt market had been dependent on hedge funds and Tender Option Bond (TOB) programs. As these investors faced losses in their long-term maturity municipal bonds, they began to liquidate their positions. The loss of demand from these buyers pushed interest rates higher, thereby lowering prices on long maturity bonds.

Sectors with higher yields, like hospital and tobacco revenue bonds also underperformed the market in terms of price. During the six-month period ended July 31, 2007, hospital bonds as a sector were only up 0.18%. The Value Line New York Tax Exempt Trust did not have any exposure to tobacco bonds and had less than 10% of the market value of the portfolio in hospital bonds. All of the hospital positions were also insured and rated AAA by the rating agencies. As of July 31, 2007, the Lehman Brothers Municipal Bond Index reported 15 percent of its market value was in hospital bonds and 20 percent was in tobacco securities.

The best performing sectors in the tax-exempt market for the six-month period ended July 31, 2007 in the Lehman Brothers Municipal Bond Index included transportation and special tax bonds. For the same time period, the Value Line New York Tax Exempt Trust had 8.7 percent of its market value in transportation securities and 22.7 percent in special tax bonds. The Lehman Brothers Municipal Bond Index had approximately 15 percent of its market value in each of these sectors. The Value Line New York Tax Exempt Trust may also invest in bonds from Puerto Rico, which are exempt from New York income taxes. Puerto Rico bonds returned 1.13 percent for the six-month period ended July 31, 2007. For the same six-month period, the New York Trust had 8 percent of its market value in Puerto Rico paper versus the Lehman Municipal Bond Index, which has 4 percent of its market value in bonds from Puerto Rico.

Going forward, the Fund is well positioned to deal with the uncertainty in the fixed income markets resulting from the problems in the housing and subprime mortgage markets. The Fund’s portfolio is very high quality with three-quarters of the bonds in the Fund rated AAA. An effort to identify sectors which have suffered more price erosion than warranted may offer buying opportunities later this year or early next. Two sectors that offer solid price return potential are the hospital and tobacco sectors. The Fund may add to these sectors when market conditions warrant. Our goal remains to provide a maximum level of income exempt from all New York and Federal income taxes while avoiding undue risk to principal. Thank you for your investment with us.

Sincerely,

Jean Bernhard Buttner
Chairman and President

September 17, 2007

(1)	The Lehman Brothers Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

Value Line New York Tax Exempt Trust

Tax Exempt Trust Shareholders

Economic Observations

The U.S. economy struggled early in the year, posting a first-quarter gross domestic product increase of a scant 0.6%. Then, a combination of rising inventory investment, a pickup in export demand, and gains in government spending and nonresidential construction helped to offset a further decline in housing demand and a slowdown in consumer spending to produce a second-quarter GDP increase of 4.0%. However, that stepup in growth is likely to prove fleeting. Indeed, we are already seeing signs, in the form of additional weakness in housing and a worsening in the employment outlook, to suggest that GDP growth will pull back into the 2% range in the current half of the year. Little improvement is likely in 2008, with GDP growth averaging just 2.0%–2.5%, or so.

This comparatively stable, albeit relatively modest pace of business growth assumes that there are no exogenous global shocks with which to contend, such as a worsening situation in the Middle East, a further surge in oil prices, or a serious misstep by the Federal Reserve Board. Any of these unwelcome events, along with any significant additional slippage in the nation’s employment levels, could well disrupt the orderly pace of economic activity sufficiently to bring on a recession.

Inflation, meantime, remains under control for the most part, thanks to generally stable labor costs and meaningful levels of productivity growth (i.e., labor cost efficiency). Adequate supplies of raw materials are also helping to keep the costs of production from undue escalation. We caution, though, that as the economy moves further along the recovery trail over the next 3 to 5 years, some modest pickup in pricing pressures could emerge. Absent a stronger long-term business expansion than we forecast, or a prolonged rise in oil prices, inflation should be held in check for the most part to the end of the decade. Longer-term interest rates, which are heavily influenced by inflationary expectations, should remain in a comparatively narrow range through that time period.

Value Line New York Tax Exempt Trust

TRUST EXPENSES (unaudited):

Example

As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 through July 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 2/1/07	Ending account value 7/31/07	Expenses* paid during period 2/1/07 thru 7/31/07
Actual	$1,000.00	$1,009.00	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.31

*	Expenses are equal to the Trust’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line New York Tax Exempt Trust

Portfolio Highlights at July 31, 2007 (unaudited)

Ten Largest Holdings

Issue	Par	Value	Percentage of Net Assets
NYC Transitional Finance Authority, Revenue Bonds, 5.00%, 11/1/23	$2,000,000	$2,112,040	9.5%
NYS Thruway Authority, Revenue Bonds, Second General Highway and Bridge Trust Fund, 5.00%, 4/1/20	$1,735,000	$1,836,150	8.3%
NYS Dormitory Authority, Revenue Bonds, School District Building Finance, 5.00%, 4/1/26	$1,500,000	$1,562,895	7.1%
NYS Long Island Power Authority, Electric Systems Revenue Bonds, 5.00%, 5/1/17	$1,245,000	$1,335,997	6.0%
NYS Long Island Power Authority, Electric Systems Revenue Bonds, 5.25%, 12/1/20	$1,000,000	$1,081,370	4.9%
Virgin Islands Public Finance Authority, Revenue Bonds, Gross Receipts Taxes, 6.38%, 10/1/19	$1,000,000	$1,074,100	4.8%
NYC Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2007, 5.00%, 7/15/23	$1,000,000	$1,056,280	4.8%
Puerto Rico Public Finance Corp., 5.25%, 8/1/31	$1,000,000	$1,056,070	4.8%
NYS Long Island Power Authority, Electric Systems Revenue Bonds, 5.00%, 12/1/22	$1,000,000	$1,054,080	4.8%
NYS Urban Development Corp., Refunding Service Contract, Revenue Bonds, 5.00%, 1/1/20	$1,000,000	$1,051,120	4.7%

Asset Allocation — Percentage of Net Assets

Sector Weightings — Percentage of Total Municipal Securities

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value

LONG-TERM MUNICIPAL SECURITIES (94.9%)
	NEW YORK CITY (18.8%)
$1,000,000	Industrial Development Agency, Revenue Bonds, Queens Baseball Stadium-Pilot, AMBAC Insured, 4.75%, 1/1/42	Aaa	$1,002,980
1,000,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2007, Ser. S-1, FGIC Insured, 5.00%, 7/15/23	Aaa	1,056,280
2,000,000	Transitional Finance Authority, Revenue Bonds, Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	Aa2	2,112,040
			4,171,300
	NEW YORK STATE (63.6%)
1,000,000	Convention Center Development Corp., Revenue Bonds, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/27	Aaa	1,041,230
	Dormitory Authority, Revenue Bonds:
950,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	Aaa	996,712
500,000	Court Facilities Lease, Ser. A, AMBAC Insured, 5.50%, 5/15/26	Aaa	569,785
500,000	Mental Health Services Facilities Improvement, Ser. B, AMBAC Insured, 5.00%, 2/15/25	Aaa	519,385
500,000	Personal Income Tax, Ser. A, 5.00%, 3/15/18	AAA*	534,555
1,500,000	School District Building Finance, Ser. C, MBIA Insured, 5.00%, 4/1/26	Aaa	1,562,895
300,000	White Plains Hospital Medical Center, FHA Insured, 4.63%, 2/15/18	AAA*	307,860
750,000	Environmental Facilities Corp., Personal Income Tax Revenue Bonds, Ser. A, 5.00%, 12/15/19	AAA*	793,275
	Long Island Power Authority, Electric Systems Revenue Bonds:
1,000,000	Gen. Ser. A, FGIC Insured, 5.25%, 12/1/20	Aaa	1,081,370
1,000,000	Gen. Ser. E, FGIC Insured, 5.00%, 12/1/22	Aaa	1,054,080
1,245,000	Gen. Ser. F, MBIA Insured, 5.00%, 5/1/17	Aaa	1,335,997
100,000	Nassau County, General Improvement, Ser. C, FSA Insured, 5.13%, 1/1/14	Aaa	104,855
	Thruway Authority, Revenue Bonds:
500,000	Personal Income Tax, Ser. A, 5.50%, 3/15/20	Aa3	536,355
1,735,000	Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20	Aaa	1,836,150
500,000	Triborough Bridge and Tunnel Authority, Revenue Bonds, Ser. A, General Obligation of Authority, 5.25%, 1/1/28	Aa2	554,035
1,000,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA–*	1,051,120
200,000	Voorheesville, Central School District, General Obligations Unlimited, FSA Insured, 5.00%, 6/15/17	Aaa	208,064
			14,087,723

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

July 31, 2007

Principal Amount		Rating (unaudited)	Value
	PUERTO RICO (7.7%)
$250,000	Municipal Finance Agency, General Obligations Unlimited, Refunding, Ser. C, CIFG Insured, 5.25%, 8/1/22	Aaa	$276,055
350,000	Public Buildings Authority, Government Facilities Revenue Bonds, Ser. J, AMBAC Insured, 5.00%, 7/1/36	Aaa	367,381
1,000,000	Public Finance Corp., Ser. A, FGIC Insured, 5.25%, 8/1/31	Aaa	1,056,070
			1,699,506
	VIRGIN ISLANDS (4.8%)
1,000,000	Public Finance Authority, Revenue Bonds, Gross Receipts Taxes, Ser. A, 6.38%, 10/1/19	Baa3	1,074,100
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $21,178,732)		21,032,629

SHORT-TERM MUNICIPAL SECURITIES (3.2%)
	NEW YORK CITY (3.2%)
300,000	General Obligation Unlimited, Ser. B-Sub. Ser. B4, MBIA Insured, 3.64%, 8/1/07 (1)	VMIG1	300,000
400,000	Municipal Water Finance Authority, Water and Sewer Systems Revenue Bonds, Ser. C, FGIC Insured, 3.64%, 8/1/07 (1)	VMIG1	400,000
			700,000
	TOTAL SHORT-TERM MUNICIPAL SECURITIES (Cost $700,000)		700,000
	TOTAL MUNICIPAL SECURITIES (98.1%) (Cost $21,878,732)		21,732,629
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)		429,412
	NET ASSETS (100.0%)		$22,162,041
	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($22,162,041 ÷ 2,304,612 shares outstanding)		$9.62

Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s

(1)	Variable rate demand notes are considered short-term obligations. Interest rates change on reset date. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2007.

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

Statement of Assets and Liabilities
at July 31, 2007 (unaudited)

Assets:
Long-term investment securities, at value (Cost — $21,178,732)	$21,032,629
Short-term investment securities, at value (Cost — $700,000)	700,000
Cash	255,532
Interest receivable	255,642
Total Assets	22,243,803
Liabilities:
Dividends payable to shareholders	24,970
Payable for trust shares repurchased	1,000
Accrued expenses:
Advisory fee	7,128
Trustees’ fees and expenses	652
Other	48,012
Total Liabilities	81,762
Net Assets	$22,162,041
Net assets consist of:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 2,304,612 shares)	$23,046
Additional paid-in capital	22,303,267
Distributions in excess of net investment income	(18,435)
Accumulated net realized gain on investments	266
Unrealized depreciation of investments	(146,103)
Net Assets	$22,162,041
Net Asset Value, Offering and Redemption Price per Outstanding Share ($22,162,041 ÷ 2,304,612 shares of beneficial interest outstanding)	$9.62

Statement of Operations
for the Six Months Ended July 31, 2007 (unaudited)

Investment Income:
Interest	$487,619
Expenses:
Advisory fee	67,109
Service and distribution plan fees	27,962
Custodian fees	11,763
Auditing and legal fees	7,949
Printing and postage	7,580
Transfer agent fees	6,655
Telephone	925
Trustees’ fees and expenses	892
Insurance	521
Other	3,040
Total Expenses Before Custody Credits and Fees Waived	134,396
Less: Advisory Fee Waived	(25,166)
Less: Service and Distribution Plan Fees Waived	(27,962)
Less: Custody Credits	(7,617)
Net Expenses	73,651
Net Investment Income	413,968
Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Loss	(21,524)
Change in Net Unrealized Appreciation/(Depreciation)	(204,781)
Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments	(226,305)
Net Increase in Net Assets from Operations	$187,663

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

Statement of Changes in Net Assets
for the Six Months Ended July 31, 2007 (unaudited) and for the Year Ended January 31, 2007

	Six Months Ended July 31, 2007 (unaudited)	Year Ended January 31, 2007
Operations:
Net investment income	$413,968	$856,753
Net realized gain/(loss) on investments	(21,524)	21,867
Change in net unrealized appreciation/(depreciation)	(204,781)	29,366
Net increase in net assets from operations	187,663	907,986
Distributions to Shareholders:
Net investment income	(413,968)	(856,753)
Net realized gains from investment transactions	—	(16,351)
Decrease in net assets from distributions to shareholders	(413,968)	(873,104)
Trust Share Transactions:
Proceeds from sale of shares	450,082	777,547
Proceeds from reinvestment of distributions to shareholders	273,268	585,105
Cost of shares repurchased	(1,141,389)	(3,512,150)
Net decrease in net assets from Trust share transactions	(418,039)	(2,149,498)
Total Decrease in Net Assets	(644,344)	(2,114,616)

Net Assets:
Beginning of period	22,806,385	24,921,001
End of period	$22,162,041	$22,806,385
Distributions in excess of net investment income, at end of period	$(18,435)	$(18,435)

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Value Line New York Tax Exempt Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Trust is to provide New York taxpayers with the maximum income exempt from New York State, New York City, and federal income taxes, while avoiding undue risk to principal. The Trust will invest primarily in New York State municipal and public authority debt obligations. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic or political developments in New York State and New York City as well as other regions in which the Trust may invest. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A)    Security Valuation:    The Trust’s investments are valued each business day by an independent pricing service (the “Service”) approved by the Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market, are valued at quotations obtained by the Service from dealers in such securities. Other investments are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions.

Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith at their fair value using methods determined by the Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Trust’s financial statement disclosures.

(B)    Distributions:    It is the policy of the Trust to distribute all of its investment income to shareholders. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays, and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C)    Federal Income Taxes:    It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

Value Line New York Tax Exempt Trust

July 31, 2007

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Trust, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of July 31, 2007, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implication of FIN 48, and determined that there is no impact to the Trust’s financial statements at this time.

(D)    Investments:    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E)    Representations and Indemnifications:    In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.	Trust Share Transactions and Distributions to Shareholders

Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2007 (unaudited)	Year Ended January 31, 2007
Shares sold	46,436	79,968
Shares issued to shareholders in reinvestment of dividends	28,201	60,387
Shares repurchased	(118,167)	(363,021)
Net decrease	(43,530)	(222,666)
Dividends per share from net Investment income	$0.1778	$0.3559
Distributions per share from net realized gains	$ —	$0.0070

3.	Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:

Six Months Ended July 31, 2007 (unaudited)
Purchases:
Long-term obligations	$4,029,810
Maturities or Sales:
Long-term obligations	$1,354,952

Value Line New York Tax Exempt Trust

Notes to Financial Statements (unaudited)            July 31, 2007

4.	Income Taxes (unaudited)

At July 31, 2007, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$21,878,732
Gross tax unrealized appreciation	$134,662
Gross tax unrealized depreciation	(280,765)
Net tax unrealized depreciation on investments	$(146,103)

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $67,109 was paid or payable to Value Line, Inc., the Trust’s investment adviser, (the “Adviser”) for the six months ended July 31, 2007. This was computed at an annual rate of 0.60% of the Trust’s average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trustees, to act as officers of the Trust and pays their salaries and wages. Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds, are allocated proportionately based upon the Funds’ respective net assets. The Trust bears all other costs and expenses in its operation. Effective March 7, 2006, the Adviser voluntarily waived 0.225% of the advisory fee. Effective June 1, 2007, the Adviser contractually agreed to continue to waive 0.225% of the Trust’s advisory fee for a one year period. The fee waiver amounted to $25,166. The Adviser has no right to recoup previously waived amounts.

The Trust has a Service and Distribution Plan (the “Plan”). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc. a subsidiary of the Adviser (the “Distributor”), for advertising, marketing and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.25% of the Trust’s average daily net assets. Fees amounting to $27,962, before fee waivers, were accrued under the Plan for the six months ended July 31, 2007. Effective December 2, 2005, the Distributor voluntarily waived the fee under the Plan. Effective June 1, 2007, the Distributor contractually agreed to continue to waive the distribution plan fee for a one year period. The fees waived amounted to $27,962. The Distributor has no right to recoup previously waived amounts.

For the six months ended July 31, 2007, the Trust’s expenses were reduced by $7,617 under a custody credit arrangement with the custodian.

Certain officers and a director of the Adviser and Value Line Securities, Inc., are also officers and a Trustee of the Trust. At July 31, 2007, the officers and Trustee as a group owned 145 shares of beneficial interest in the Trust, representing less than 1% of the outstanding shares.

Value Line New York Tax Exempt Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

							Years Ended on Last Day of February,
	Six Months Ended July 31, 2007 (unaudited)		Year Ended January 31, 2007	Year Ended January 31, 2006	Eleven Months Ended January 31, 2005*		2004	2003	2002
Net asset value, beginning of period	$9.71		$9.69	$10.19	$10.41		$10.47	$10.25	$10.08
Income from investment operations:
Net investment income	0.18		0.36	0.29	0.27		0.31	0.35	0.38
Net gains or losses on securities (both realized and unrealized)	(0.09)		0.03	(0.20)	(0.07)		0.14	0.39	0.17
Total from investment operations	0.09		0.39	0.09	0.20		0.45	0.74	0.55
Less distributions:
Distributions from net investment income	(0.18)		(0.36)	(0.29)	(0.27)		(0.31)	(0.35)	(0.38)
Distributions from net realized gains	—		(0.01)	(0.30)	(0.15)		(0.20)	(0.17)	—
Total distributions	(0.18)		(0.37)	(0.59)	(0.42)		(0.51)	(0.52)	(0.38)
Net asset value, end of period	$9.62		$9.71	$9.69	$10.19		$10.41	$10.47	$10.25
Total return	0.90	%(3)	4.02%	0.94%	1.99	%(4)	4.51%	7.38%	5.54%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$22,162		$22,806	$24,921	$25,784		$29,012	$29,432	$29,202
Ratio of expenses to average net assets(1)	1.20	%(4)	1.21%	1.39%	1.40	%(4)	1.37%	1.29%	1.28%
Ratio of expenses to average net assets(2)	0.73	%(4)	0.76%	1.35%	1.40	%(4)	1.37%	1.29%	1.28%
Ratio of net investment income to average net assets	3.70	%(4)	3.67%	2.91%	2.86	%(4)	3.03%	3.39%	3.76%
Portfolio turnover rate	6	%(3)	139%	131%	72	%(3)	61%	53%	66%

*	The Trust changed its fiscal year from February to January 31.

(1)	Ratio reflects expenses grossed up for custody credit arrangements and grossed up for the voluntary waivers of a portion of the advisory fee by the Adviser and a portion of the service and distribution fee by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the fee waivers, would have been 1.13% (annualized), 1.18%, 1.37%, 1.40% (annualized), 1.37%, 1.28% and 1.27% as of July 31, 2007, January 31, 2007, January 31, 2006, January 31, 2005, February 29, 2004, February 28, 2003, and February 28, 2002, respectively.

(2)	Ratio reflects expenses net of the waiver of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor and net of the custody credit arrangement.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line New York Tax Exempt Trust (unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), annually to consider the investment advisory agreement (the “Agreement”) between the Trust and its investment adviser, Value Line, Inc. (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement held on March 8, 2007, the Independent Trustees met in executive sessions separately from the non-Independent Trustee of the Trust and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees.

Both in the meeting that specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Trustees, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Trust over various periods of time compared to the performance of a peer group of funds consisting of the Trust and all retail and institutional New York municipal debt funds regardless of asset size or primary channel of distribution (“Performance Universe”), as classified by Lipper Inc., an independent evaluation service (“Lipper”), and to the Trust’s benchmark index; (ii) sales and redemption data with respect to the Trust; (iii) the general investment outlook in the markets in which the Trust invests; (iv) arrangements with respect to the distribution of the Trust’s shares; (v) the allocation of the Trust’s brokerage (none of which was effected through any affiliate of Value Line); and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Trustees engaged in an extensive review of information, which included data comparing: (i) the Trust’s management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Trust and ten other retail front-end load and no-load New York municipal debt funds, as selected objectively by Lipper (the “Expense Group”), and a peer group of funds consisting of the Trust, the Expense Group and all other retail front-end load and no-load New York municipal debt funds, as selected objectively by Lipper (the “Expense Universe”); (ii) the Trust’s average expense ratio to those of its Expense Group and Expense Universe; (iii) the Trust’s investment performance over various time periods to the average performance of the Performance Universe as well as the 10 or 30 (depending upon availability) largest retail New York municipal debt funds as selected by Lipper (the “Lipper Index”); (iv) Value Line’s financial results and condition, including Value Line’s and its affiliates’ profitability from the services that have been performed for the Trust as well as the Value Line family of funds; (v) the Trust’s current investment management staffing; and (vi) the Trust’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Value Line New York Tax Exempt Trust

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line New York Tax Exempt Trust (unaudited)

Investment Performance. The Board reviewed the Trust’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Trust’s performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2006 was below the performance of both the Performance Universe average and the Lipper Index.

Value Line’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Trust’s portfolio, achieving the Trust’s investment objective and adhering to the Trust’s investment strategy. The Independent Trustees also engaged in discussions with Value Line’s senior management who are responsible for the overall functioning of the Trust’s investment operations. Based on this review, the Board concluded that the Trust’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, effective March 7, 2006, Value Line voluntarily agreed to waive a portion of the Trust’s management fee, effectively reducing the management fee rate from 0.60% to 0.375% of the Trust’s average daily net assets. As a result of this voluntary management fee waiver, the Board noted that the Trust’s management fee rate for the most recent fiscal year (after giving effect to the voluntary management fee waiver) was less than that of both the Expense Group average and the Expense Universe average. In addition, the Board and Value Line agreed that the management fee waiver, as described above, for a one-year period effective June 1, 2007, would be contractually imposed so that it could not be changed without the Board’s approval during such period Based on these factors, the Board determined that the Trust’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered that the Trust’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective December 2, 2005, Value Line Securities, Inc., the Trust’s principal underwriter, voluntarily agreed to waive all of the Trust’s Rule 12b-1 fee, effectively reducing the Trust’s Rule 12b-1 fee rate from 0.25% to 0.00% of the Trust’s average daily net assets. As a result of this voluntary Rule 12b-1 fee waiver and the management fee waiver, the Board noted that the Trust’s total expense ratio (after giving effect to these waivers) was less than that of the Expense Group average yet slightly more than that of the Expense Universe average, and concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year. The Board also noted that Value Line Securities, Inc. contractually agreed to waive all of the Trust’s Rule 12b-1 fee for a one-year period effective June 1, 2007 so that such waiver could not be changed without the Board’s approval during such period.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Trust’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Trust’s shareholders.

Value Line New York Tax Exempt Trust

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line New York Tax Exempt Trust (unaudited)

Profitability. The Board considered the level of Value Line’s profits with respect to the management of the Trust, including the impact of certain actions taken during 2005, 2006 and 2007. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each fund, the reduction of management and/or Rule 12b-1 fees for certain funds (both of which type of reductions may be changed by Value Line or Value Line Securities, Inc. (as the case may be) for certain funds or, for other funds, may not be changed during a set term unless approved by the Board), Value Line’s termination of the use of soft dollar research, and the cessation of trading through Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Trust, including the financial results derived from the Trust, bear a reasonable relationship to the services rendered and are fair for the management of the Trust in light of the business risks involved.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Trust. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Trust.

Economies of Scale. The Board noted that, given the current and anticipated size of the Trust, any perceived and potential economies of scale were not yet a relevant consideration for the Trust and the addition of break points in the management fee rate was determined not to be necessary at this time.

Conclusion. The Board, in light of Value Line’s overall performance and actions taken with respect to the rate at which the management fees and Rule 12b-1 fees are charged, considered it appropriate to continue to retain Value Line as the Trust’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Trust’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

Value Line New York Tax Exempt Trust

Management of the Trust

MANAGEMENT INFORMATION

The business and affairs of the Trust are managed by the Trust’s officers under the direction of the Board of Trustees. The following table sets forth information on each Trustee and Officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Interested Trustee*
Jean Bernhard Buttner Age 72	Chairman of the Board of Trustees and President	Since 1987
Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc. Chairman and President of each of the 14 Value Line Funds and Value Line Securities, Inc. (the “Distributor”).
Value Line, Inc.
Non-Interested Trustees
John W. Chandler 1611 Cold Springs Road Williamstown, MA 01267 Age 83	Trustee	Since 1991	Consultant, Academic Search Consultation Service, Inc. 1992–2004; Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 65	Trustee	Since 2000	Customer Support Analyst, Duke Power Company.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 75	Trustee	Since 2000
Professor of History, Williams College (1961 to 2002); Professor Emeritus since 2002; President Emeritus since 1994 and President (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 71	Trustee	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President (1987–1998).	None

Value Line New York Tax Exempt Trust

Management of the Trust

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Interested Trustee*
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Trustee	Since 1987	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Trustee	Since 1996	Senior Financial Advisor, Veritable L.P. (investment adviser) since 2004; Senior Financial Advisor, Hawthorn (2001–2004).	None
Officers
David T. Henigson Age 49	Vice President/ Secretary/ Chief Compliance Officer	Since 1994
Director, Vice President and Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary, and Chief Compliance Officer of each of the 14 Value Line Funds
.
Stephen R. Anastasio Age 48	Treasurer	Since 2005	Controller of the Adviser until 2003; Chief Financial Officer of the Adviser (2003–2005); Treasurer of the Adviser since 2005; Treasurer of each of the 14 Value Line Funds.

Value Line New York Tax Exempt Trust

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Interested Trustee*
Howard A. Brecher Age 53	Assistant Treasurer/ Assistant Secretary	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Trust’s Statement of Additional Information (SAI) includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling 1-800-243-2729.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line New York Tax Exempt Trust

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am – 5pm CST, Monday – Friday or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	Jean B. Buttner
Jean B. Buttner, President

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	September 28, 2007